Segment Information	6 Months Ended
Jun. 30, 2013
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

The Company produces gold as its primary product and does not have distinct divisional segments in terms of principal business activity, but manages its business on the basis of different geographic segments. This information is consistent with the information used by the Company's Chief Operating Decision Maker, defined as the Executive Committee, in evaluating operating performance of the Company and making resource allocation decisions.

	Six months ended June 30,
	2013	2012
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Revenues by area
South Africa	950	1,079
Continental Africa	1,018	1,383
Australasia	166	234
Americas	734	822
Other, including Corporate and Non-gold producing subsidiaries	7	11
	2,875	3,529
Less: Equity method investments included above	(138)	(168)
Total revenues	2,737	3,361

Segment income/(loss)
South Africa	247	372
Continental Africa	(1,705)	545
Australasia	(47)	58
Americas	(310)	388
Other, including Corporate and Non-gold producing subsidiaries	(322)	(83)
Total segment (loss)/income	(2,137)	1,280

The following are included in segment (loss)/income:

Interest revenue
South Africa	7	13
Continental Africa	2	3
Australasia	1	1
Americas	5	3
Other, including Corporate and Non-gold producing subsidiaries	2	1
Total interest revenue	17	21

Interest expense
South Africa	8	2
Continental Africa	1	1
Australasia	7	-
Americas	1	1
Other, including Corporate and Non-gold producing subsidiaries	108	86
Total interest expense	125	90

	Six months ended June 30,
	2013	2012
	(unaudited)	(unaudited)
	(in US Dollars, millions)
Equity income/(loss) in associates
South Africa	4	-
Continental Africa	(168)	29
Americas	(2)	-
Other, including Corporate and Non-gold producing subsidiaries	(28)	(10)
Total equity (loss)/income in associates	(194)	19

Reconciliation of segment (loss)/income to Net (loss)/income - attributable to AngloGold Ashanti
Segment total	(2,137)	1,280
Exploration costs	(154)	(163)
General and administrative expenses	(130)	(140)
Market development costs	(3)	(4)
Non-hedge derivative gain and movement on bonds	342	180
Taxation benefit/(expense)	203	(439)
Noncontrolling interests	6	(13)
Net (loss)/income - attributable to AngloGold Ashanti	(1,873)	701

	At June 30,	At December 31,
	2013	2012
	(unaudited)
	(in US Dollars, millions)

Segment assets
South Africa	3,078	3,570
Continental Africa (1)	3,444	4,752
Australasia	1,048	1,007
Americas	2,415	2,894
Other, including Corporate and Non-gold producing subsidiaries	193	879
Total segment assets	10,178	13,102

(1) Includes the following which have been classified as assets held for sale:

Navachab	130	-